Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Jun. 30, 2016
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

1.	The section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6[3]	Class I
Management Fees	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.18%	0.19%	0.14%	0.17%
Total Annual Fund Operating Expenses	0.85%	1.61%	0.56%	0.59%
Fee Waivers and/or Expense Reimbursements[4]	(0.07)%	(0.08)%	(0.08)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.78%	1.53%	0.48%	0.53%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.53% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

2.	The section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R6	I	A	C	R6	I
1 Year	$377	$156	$49	$54	$377	$156	$49	$54
3 Years	$554	$498	$169	$181	$554	$498	$169	$181
5 Years	$748	$866	$302	$321	$748	$866	$302	$321
10 Years	$1,309	$1,902	$691	$730	$1,309	$1,902	$691	$730

3.	The section “Fund Summaries—Nuveen Core Plus Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.16%	0.16%	0.16%	0.10%	0.16%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.10%	0.54%	0.60%
Fee Waivers and/or Expense Reimbursements[4]	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%	1.52%	1.02%	0.46%	0.52%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.52% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

4.	The section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$500	$155	$104	$47	$53	$500	$155	$104	$47	$53
3 Years	$674	$494	$339	$162	$181	$674	$494	$339	$162	$181
5 Years	$866	$861	$596	$291	$324	$866	$861	$596	$291	$324
10 Years	$1,420	$1,891	$1,331	$667	$740	$1,420	$1,891	$1,331	$667	$740

5.	The section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.25%	0.24%	0.23%	0.10%	0.24%
Total Annual Fund Operating Expenses	0.92%	1.66%	1.15%	0.52%	0.66%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.13)%	(0.12)%	(0.11)%	(0.15)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.79%	1.54%	1.04%	0.37%	0.54%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
5	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

6.	The section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$502	$157	$106	$38	$55	$502	$157	$106	$38	$55
3 Years	$689	$508	$351	$146	$195	$689	$508	$351	$146	$195
5 Years	$896	$887	$619	$271	$352	$896	$887	$619	$271	$352
10 Years	$1,493	$1,952	$1,384	$633	$807	$1,493	$1,952	$1,384	$633	$807

7.	The section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.00%	1.75%	1.25%	0.75%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.79%	1.54%	1.04%	0.54%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.54% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

8.	The section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$378	$157	$106	$55	$378	$157	$106	$55
3 Years	$582	$524	$369	$211	$582	$524	$369	$211
5 Years	$809	$923	$659	$389	$809	$923	$659	$389
10 Years	$1,463	$2,039	$1,486	$904	$1,463	$2,039	$1,486	$904

9.	The section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.10%	0.10%	0.10%	0.08%	0.10%
Total Annual Fund Operating Expenses	0.73%	1.48%	0.98%	0.46%	0.48%
Fee Waivers and/or Expense Reimbursements[4]	(0.02)%	(0.02)%	(0.02)%	(0.03)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.71%	1.46%	0.96%	0.43%	0.46%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.47% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

10.	The section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$296	$149	$98	$44	$47	$296	$149	$98	$44	$47
3 Years	$450	$465	$309	$144	$151	$450	$465	$309	$144	$151
5 Years	$619	$805	$539	$254	$266	$619	$805	$539	$254	$266
10 Years	$1,109	$1,766	$1,199	$575	$601	$1,109	$1,766	$1,199	$575	$601

11.	The section “Fund Summaries—Nuveen Strategic Income Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.16%	0.16%	0.16%	0.10%	0.16%
Total Annual Fund Operating Expenses	0.92%	1.67%	1.17%	0.61%	0.67%
Fee Waivers and/or Expense Reimbursements[4]	(0.10)%	(0.10)%	(0.10)%	(0.11)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.82%	1.57%	1.07%	0.50%	0.57%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.59% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

12.	The section “Fund Summaries—Nuveen Strategic Income Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$505	$160	$109	$51	$58	$505	$160	$109	$51	$58
3 Years	$693	$513	$358	$180	$201	$693	$513	$358	$180	$201
5 Years	$900	$895	$631	$326	$360	$900	$895	$631	$326	$360
10 Years	$1,496	$1,965	$1,408	$748	$822	$1,496	$1,965	$1,408	$748	$822

NUVEEN DIVIDEND VALUE FUND

NUVEEN EQUITY INDEX FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP INDEX FUND

NUVEEN MID CAP VALUE FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

1.	The section “Fund Summaries—Nuveen Dividend Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses[3]	0.14%	0.14%	0.14%	0.05%	0.14%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.29%	0.70%	0.79%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Other Expenses have been restated to reflect current contractual fees.

2.	The section “Fund Summaries—Nuveen Dividend Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$675	$182	$131	$72	$81	$675	$182	$131	$72	$81
3 Years	$887	$563	$409	$224	$252	$887	$563	$409	$224	$252
5 Years	$1,116	$970	$708	$390	$439	$1,116	$970	$708	$390	$439
10 Years	$1,773	$2,105	$1,556	$871	$978	$1,773	$2,105	$1,556	$871	$978

3.	The section “Fund Summaries—Nuveen Equity Index Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.71%	1.46%	0.96%	0.46%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.12)%	(0.12)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.59%	1.34%	0.84%	0.34%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.34% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

4.	The section “Fund Summaries—Nuveen Equity Index Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$60	$136	$86	$35	$60	$136	$86	$35
3 Years	$207	$442	$286	$127	$207	$442	$286	$127
5 Years	$375	$778	$511	$237	$375	$778	$511	$237
10 Years	$863	$1,729	$1,159	$559	$863	$1,729	$1,159	$559

5.	The section “Fund Summaries—Nuveen Large Cap Growth Opportunities Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees[3]	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses[3]	0.16%	0.16%	0.16%	0.07%	0.16%
Total Annual Fund Operating Expenses	1.09%	1.84%	1.34%	0.75%	0.84%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Other Expenses have been restated to reflect current contractual fees.

6.	The section “Fund Summaries—Nuveen Large Cap Growth Opportunities Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$680	$187	$136	$77	$86	$680	$187	$136	$77	$86
3 Years	$902	$579	$425	$240	$268	$902	$579	$425	$240	$268
5 Years	$1,141	$995	$734	$417	$466	$1,141	$995	$734	$417	$466
10 Years	$1,827	$2,159	$1,613	$930	$1,037	$1,827	$2,159	$1,613	$930	$1,037

7.	The section “Fund Summaries—Nuveen Large Cap Select Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[3]	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.18%	1.93%	0.93%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.14%	1.89%	0.89%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.89% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

8.	The section “Fund Summaries—Nuveen Large Cap Select Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$685	$192	$91	$685	$192	$91
3 Years	$922	$600	$290	$922	$600	$290
5 Years	$1,181	$1,036	$508	$1,181	$1,036	$508
10 Years	$1,919	$2,248	$1,137	$1,919	$2,248	$1,137

9.	The section “Fund Summaries—Nuveen Mid Cap Growth Opportunities Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees[3]	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses[3]	0.18%	0.18%	0.18%	0.05%	0.18%
Total Annual Fund Operating Expenses	1.19%	1.94%	1.44%	0.81%	0.94%
Fee Waivers and/or Expense Reimbursements[4]	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.91%	1.41%	0.78%	0.91%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Other Expenses have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

10.	The section “Fund Summaries—Nuveen Mid Cap Growth Opportunities Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$686	$194	$144	$80	$93	$686	$194	$144	$80	$93
3 Years	$926	$604	$451	$254	$294	$926	$604	$451	$254	$294
5 Years	$1,187	$1,042	$782	$445	$515	$1,187	$1,042	$782	$445	$515
10 Years	$1,931	$2,260	$1,720	$997	$1,150	$1,931	$2,260	$1,720	$997	$1,150

11.	The section “Fund Summaries—Nuveen Mid Cap Index Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	0.79%	1.54%	1.04%	0.54%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.64%	1.39%	0.89%	0.39%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.41% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

12.	The section “Fund Summaries—Nuveen Mid Cap Index Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$65	$142	$91	$40	$65	$142	$91	$40
3 Years	$227	$462	$306	$147	$227	$462	$306	$147
5 Years	$414	$815	$549	$276	$414	$815	$549	$276
10 Years	$954	$1,813	$1,248	$653	$954	$1,813	$1,248	$653

13.	The section “Fund Summaries—Nuveen Mid Cap Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.30%	2.05%	1.55%	1.05%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.17%	1.92%	1.42%	0.92%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

14.	The section “Fund Summaries—Nuveen Mid Cap Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$687	$195	$145	$94	$687	$195	$145	$94
3 Years	$943	$621	$468	$312	$943	$621	$468	$312
5 Years	$1,227	$1,083	$824	$558	$1,227	$1,083	$824	$558
10 Years	$2,034	$2,362	$1,827	$1,263	$2,034	$2,362	$1,827	$1,263

15.	The section “Fund Summaries—Nuveen Small Cap Index Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.42%	0.42%	0.42%	0.41%
Total Annual Fund Operating Expenses	1.00%	1.75%	1.25%	0.74%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.23)%	(0.23)%	(0.23)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%	1.52%	1.02%	0.52%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.54% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

16.	The section “Fund Summaries—Nuveen Small Cap Index Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$79	$155	$104	$53	$79	$155	$104	$53
3 Years	$280	$513	$358	$199	$280	$513	$358	$199
5 Years	$514	$912	$649	$375	$514	$912	$649	$375
10 Years	$1,189	$2,030	$1,477	$883	$1,189	$2,030	$1,477	$883

17.	The section “Fund Summaries—Nuveen Small Cap Select Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.27%	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.46%	2.21%	1.71%	1.21%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Other Expenses have been restated to reflect current contractual fees.

18.	The section “Fund Summaries—Nuveen Small Cap Select Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$715	$224	$174	$123	$715	$224	$174	$123
3 Years	$1,010	$691	$539	$384	$1,010	$691	$539	$384
5 Years	$1,327	$1,185	$928	$665	$1,327	$1,185	$928	$665
10 Years	$2,221	$2,544	$2,019	$1,466	$2,221	$2,544	$2,019	$1,466

Nuveen Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN CORE BOND FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

1.	The section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6[3]	Class I
Management Fees	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.18%	0.19%	0.14%	0.17%
Total Annual Fund Operating Expenses	0.85%	1.61%	0.56%	0.59%
Fee Waivers and/or Expense Reimbursements[4]	(0.07)%	(0.08)%	(0.08)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.78%	1.53%	0.48%	0.53%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.53% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

2.	The section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R6	I	A	C	R6	I
1 Year	$377	$156	$49	$54	$377	$156	$49	$54
3 Years	$554	$498	$169	$181	$554	$498	$169	$181
5 Years	$748	$866	$302	$321	$748	$866	$302	$321
10 Years	$1,309	$1,902	$691	$730	$1,309	$1,902	$691	$730

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Core Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 377
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	748
10 Years	rr_ExpenseExampleYear10	1,309
1 Year	rr_ExpenseExampleNoRedemptionYear01	377
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	748
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,309
Nuveen Core Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	$ 156
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,902
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	498
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,902
Nuveen Core Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	169
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	691
1 Year	rr_ExpenseExampleNoRedemptionYear01	49
3 Years	rr_ExpenseExampleNoRedemptionYear03	169
5 Years	rr_ExpenseExampleNoRedemptionYear05	302
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 691
Nuveen Core Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	730
1 Year	rr_ExpenseExampleNoRedemptionYear01	54
3 Years	rr_ExpenseExampleNoRedemptionYear03	181
5 Years	rr_ExpenseExampleNoRedemptionYear05	321
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 730
Nuveen Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN CORE PLUS BOND FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

3.	The section “Fund Summaries—Nuveen Core Plus Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.16%	0.16%	0.16%	0.10%	0.16%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.10%	0.54%	0.60%
Fee Waivers and/or Expense Reimbursements[4]	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%	1.52%	1.02%	0.46%	0.52%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.52% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

4.	The section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$500	$155	$104	$47	$53	$500	$155	$104	$47	$53
3 Years	$674	$494	$339	$162	$181	$674	$494	$339	$162	$181
5 Years	$866	$861	$596	$291	$324	$866	$861	$596	$291	$324
10 Years	$1,420	$1,891	$1,331	$667	$740	$1,420	$1,891	$1,331	$667	$740

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Core Plus Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 500
3 Years	rr_ExpenseExampleYear03	674
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_ExpenseExampleNoRedemptionYear01	500
3 Years	rr_ExpenseExampleNoRedemptionYear03	674
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,420
Nuveen Core Plus Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	$ 155
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	861
10 Years	rr_ExpenseExampleYear10	1,891
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	494
5 Years	rr_ExpenseExampleNoRedemptionYear05	861
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,891
Nuveen Core Plus Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	596
10 Years	rr_ExpenseExampleYear10	1,331
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	339
5 Years	rr_ExpenseExampleNoRedemptionYear05	596
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,331
Nuveen Core Plus Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[2]
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	162
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	667
1 Year	rr_ExpenseExampleNoRedemptionYear01	47
3 Years	rr_ExpenseExampleNoRedemptionYear03	162
5 Years	rr_ExpenseExampleNoRedemptionYear05	291
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 667
Nuveen Core Plus Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	740
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	181
5 Years	rr_ExpenseExampleNoRedemptionYear05	324
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 740
Nuveen Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN INFLATION PROTECTED SECURITIES FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

5.	The section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.25%	0.24%	0.23%	0.10%	0.24%
Total Annual Fund Operating Expenses	0.92%	1.66%	1.15%	0.52%	0.66%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.13)%	(0.12)%	(0.11)%	(0.15)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.79%	1.54%	1.04%	0.37%	0.54%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
5	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

6.	The section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$502	$157	$106	$38	$55	$502	$157	$106	$38	$55
3 Years	$689	$508	$351	$146	$195	$689	$508	$351	$146	$195
5 Years	$896	$887	$619	$271	$352	$896	$887	$619	$271	$352
10 Years	$1,493	$1,952	$1,384	$633	$807	$1,493	$1,952	$1,384	$633	$807

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Inflation Protected Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 502
3 Years	rr_ExpenseExampleYear03	689
5 Years	rr_ExpenseExampleYear05	896
10 Years	rr_ExpenseExampleYear10	1,493
1 Year	rr_ExpenseExampleNoRedemptionYear01	502
3 Years	rr_ExpenseExampleNoRedemptionYear03	689
5 Years	rr_ExpenseExampleNoRedemptionYear05	896
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,493
Nuveen Inflation Protected Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	$ 157
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,952
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	887
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,952
Nuveen Inflation Protected Securities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	351
5 Years	rr_ExpenseExampleYear05	619
10 Years	rr_ExpenseExampleYear10	1,384
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	351
5 Years	rr_ExpenseExampleNoRedemptionYear05	619
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,384
Nuveen Inflation Protected Securities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.37%	[2]
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	146
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	633
1 Year	rr_ExpenseExampleNoRedemptionYear01	38
3 Years	rr_ExpenseExampleNoRedemptionYear03	146
5 Years	rr_ExpenseExampleNoRedemptionYear05	271
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 633
Nuveen Inflation Protected Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	807
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
5 Years	rr_ExpenseExampleNoRedemptionYear05	352
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 807
Nuveen Intermediate Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

7.	The section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.00%	1.75%	1.25%	0.75%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.79%	1.54%	1.04%	0.54%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.54% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

8.	The section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$378	$157	$106	$55	$378	$157	$106	$55
3 Years	$582	$524	$369	$211	$582	$524	$369	$211
5 Years	$809	$923	$659	$389	$809	$923	$659	$389
10 Years	$1,463	$2,039	$1,486	$904	$1,463	$2,039	$1,486	$904

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Intermediate Government Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 378
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	809
10 Years	rr_ExpenseExampleYear10	1,463
1 Year	rr_ExpenseExampleNoRedemptionYear01	378
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	809
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,463
Nuveen Intermediate Government Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	$ 157
3 Years	rr_ExpenseExampleYear03	524
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,039
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	524
5 Years	rr_ExpenseExampleNoRedemptionYear05	923
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,039
Nuveen Intermediate Government Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	369
5 Years	rr_ExpenseExampleYear05	659
10 Years	rr_ExpenseExampleYear10	1,486
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	369
5 Years	rr_ExpenseExampleNoRedemptionYear05	659
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,486
Nuveen Intermediate Government Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	389
10 Years	rr_ExpenseExampleYear10	904
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	389
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 904
Nuveen Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

9.	The section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.10%	0.10%	0.10%	0.08%	0.10%
Total Annual Fund Operating Expenses	0.73%	1.48%	0.98%	0.46%	0.48%
Fee Waivers and/or Expense Reimbursements[4]	(0.02)%	(0.02)%	(0.02)%	(0.03)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.71%	1.46%	0.96%	0.43%	0.46%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.47% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

10.	The section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$296	$149	$98	$44	$47	$296	$149	$98	$44	$47
3 Years	$450	$465	$309	$144	$151	$450	$465	$309	$144	$151
5 Years	$619	$805	$539	$254	$266	$619	$805	$539	$254	$266
10 Years	$1,109	$1,766	$1,199	$575	$601	$1,109	$1,766	$1,199	$575	$601

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Short Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	$ 296
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	619
10 Years	rr_ExpenseExampleYear10	1,109
1 Year	rr_ExpenseExampleNoRedemptionYear01	296
3 Years	rr_ExpenseExampleNoRedemptionYear03	450
5 Years	rr_ExpenseExampleNoRedemptionYear05	619
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,109
Nuveen Short Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	$ 149
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	805
10 Years	rr_ExpenseExampleYear10	1,766
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	465
5 Years	rr_ExpenseExampleNoRedemptionYear05	805
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,766
Nuveen Short Term Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	1,199
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	309
5 Years	rr_ExpenseExampleNoRedemptionYear05	539
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,199
Nuveen Short Term Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.43%	[2]
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	254
10 Years	rr_ExpenseExampleYear10	575
1 Year	rr_ExpenseExampleNoRedemptionYear01	44
3 Years	rr_ExpenseExampleNoRedemptionYear03	144
5 Years	rr_ExpenseExampleNoRedemptionYear05	254
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 575
Nuveen Short Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	266
10 Years	rr_ExpenseExampleYear10	601
1 Year	rr_ExpenseExampleNoRedemptionYear01	47
3 Years	rr_ExpenseExampleNoRedemptionYear03	151
5 Years	rr_ExpenseExampleNoRedemptionYear05	266
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 601
Nuveen Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

11.	The section “Fund Summaries—Nuveen Strategic Income Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6[3]	Class I
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.16%	0.16%	0.16%	0.10%	0.16%
Total Annual Fund Operating Expenses	0.92%	1.67%	1.17%	0.61%	0.67%
Fee Waivers and/or Expense Reimbursements[4]	(0.10)%	(0.10)%	(0.10)%	(0.11)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.82%	1.57%	1.07%	0.50%	0.57%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.59% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

12.	The section “Fund Summaries—Nuveen Strategic Income Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$505	$160	$109	$51	$58	$505	$160	$109	$51	$58
3 Years	$693	$513	$358	$180	$201	$693	$513	$358	$180	$201
5 Years	$900	$895	$631	$326	$360	$900	$895	$631	$326	$360
10 Years	$1,496	$1,965	$1,408	$748	$822	$1,496	$1,965	$1,408	$748	$822

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 505
3 Years	rr_ExpenseExampleYear03	693
5 Years	rr_ExpenseExampleYear05	900
10 Years	rr_ExpenseExampleYear10	1,496
1 Year	rr_ExpenseExampleNoRedemptionYear01	505
3 Years	rr_ExpenseExampleNoRedemptionYear03	693
5 Years	rr_ExpenseExampleNoRedemptionYear05	900
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,496
Nuveen Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	$ 160
3 Years	rr_ExpenseExampleYear03	513
5 Years	rr_ExpenseExampleYear05	895
10 Years	rr_ExpenseExampleYear10	1,965
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	513
5 Years	rr_ExpenseExampleNoRedemptionYear05	895
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,965
Nuveen Strategic Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	631
10 Years	rr_ExpenseExampleYear10	1,408
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	358
5 Years	rr_ExpenseExampleNoRedemptionYear05	631
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,408
Nuveen Strategic Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[2]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	180
5 Years	rr_ExpenseExampleYear05	326
10 Years	rr_ExpenseExampleYear10	748
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	180
5 Years	rr_ExpenseExampleNoRedemptionYear05	326
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 748
Nuveen Strategic Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	360
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	201
5 Years	rr_ExpenseExampleNoRedemptionYear05	360
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
Nuveen Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN DIVIDEND VALUE FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

1.	The section “Fund Summaries—Nuveen Dividend Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses[3]	0.14%	0.14%	0.14%	0.05%	0.14%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.29%	0.70%	0.79%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Other Expenses have been restated to reflect current contractual fees.

2.	The section “Fund Summaries—Nuveen Dividend Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$675	$182	$131	$72	$81	$675	$182	$131	$72	$81
3 Years	$887	$563	$409	$224	$252	$887	$563	$409	$224	$252
5 Years	$1,116	$970	$708	$390	$439	$1,116	$970	$708	$390	$439
10 Years	$1,773	$2,105	$1,556	$871	$978	$1,773	$2,105	$1,556	$871	$978

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Other Expenses have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 675
3 Years	rr_ExpenseExampleYear03	887
5 Years	rr_ExpenseExampleYear05	1,116
10 Years	rr_ExpenseExampleYear10	1,773
1 Year	rr_ExpenseExampleNoRedemptionYear01	675
3 Years	rr_ExpenseExampleNoRedemptionYear03	887
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,773
Nuveen Dividend Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	$ 182
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,105
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,105
Nuveen Dividend Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,556
Nuveen Dividend Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	224
5 Years	rr_ExpenseExampleNoRedemptionYear05	390
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 871
Nuveen Dividend Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 978
Nuveen Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN EQUITY INDEX FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

3.	The section “Fund Summaries—Nuveen Equity Index Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.71%	1.46%	0.96%	0.46%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.12)%	(0.12)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.59%	1.34%	0.84%	0.34%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.34% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

4.	The section “Fund Summaries—Nuveen Equity Index Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$60	$136	$86	$35	$60	$136	$86	$35
3 Years	$207	$442	$286	$127	$207	$442	$286	$127
5 Years	$375	$778	$511	$237	$375	$778	$511	$237
10 Years	$863	$1,729	$1,159	$559	$863	$1,729	$1,159	$559

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Equity Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11],[12]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	207
5 Years	rr_ExpenseExampleYear05	375
10 Years	rr_ExpenseExampleYear10	863
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	207
5 Years	rr_ExpenseExampleNoRedemptionYear05	375
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 863
Nuveen Equity Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11],[12]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	442
5 Years	rr_ExpenseExampleYear05	778
10 Years	rr_ExpenseExampleYear10	1,729
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	442
5 Years	rr_ExpenseExampleNoRedemptionYear05	778
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,729
Nuveen Equity Index Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11],[12]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	511
10 Years	rr_ExpenseExampleYear10	1,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	286
5 Years	rr_ExpenseExampleNoRedemptionYear05	511
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,159
Nuveen Equity Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11],[12]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.34%
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	127
5 Years	rr_ExpenseExampleYear05	237
10 Years	rr_ExpenseExampleYear10	559
1 Year	rr_ExpenseExampleNoRedemptionYear01	35
3 Years	rr_ExpenseExampleNoRedemptionYear03	127
5 Years	rr_ExpenseExampleNoRedemptionYear05	237
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 559
Nuveen Large Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

5.	The section “Fund Summaries—Nuveen Large Cap Growth Opportunities Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees[3]	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses[3]	0.16%	0.16%	0.16%	0.07%	0.16%
Total Annual Fund Operating Expenses	1.09%	1.84%	1.34%	0.75%	0.84%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Other Expenses have been restated to reflect current contractual fees.

6.	The section “Fund Summaries—Nuveen Large Cap Growth Opportunities Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$680	$187	$136	$77	$86	$680	$187	$136	$77	$86
3 Years	$902	$579	$425	$240	$268	$902	$579	$425	$240	$268
5 Years	$1,141	$995	$734	$417	$466	$1,141	$995	$734	$417	$466
10 Years	$1,827	$2,159	$1,613	$930	$1,037	$1,827	$2,159	$1,613	$930	$1,037

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Other Expenses have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Large Cap Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 680
3 Years	rr_ExpenseExampleYear03	902
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	1,827
1 Year	rr_ExpenseExampleNoRedemptionYear01	680
3 Years	rr_ExpenseExampleNoRedemptionYear03	902
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,827
Nuveen Large Cap Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	$ 187
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,159
Nuveen Large Cap Growth Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,613
Nuveen Large Cap Growth Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
Nuveen Large Cap Growth Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
Nuveen Large Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN LARGE CAP SELECT FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

7.	The section “Fund Summaries—Nuveen Large Cap Select Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[3]	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.18%	1.93%	0.93%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.14%	1.89%	0.89%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.89% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

8.	The section “Fund Summaries—Nuveen Large Cap Select Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$685	$192	$91	$685	$192	$91
3 Years	$922	$600	$290	$922	$600	$290
5 Years	$1,181	$1,036	$508	$1,181	$1,036	$508
10 Years	$1,919	$2,248	$1,137	$1,919	$2,248	$1,137

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Large Cap Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13],[14]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 685
3 Years	rr_ExpenseExampleYear03	922
5 Years	rr_ExpenseExampleYear05	1,181
10 Years	rr_ExpenseExampleYear10	1,919
1 Year	rr_ExpenseExampleNoRedemptionYear01	685
3 Years	rr_ExpenseExampleNoRedemptionYear03	922
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,181
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,919
Nuveen Large Cap Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13],[14]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	$ 192
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,036
10 Years	rr_ExpenseExampleYear10	2,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,248
Nuveen Large Cap Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13],[14]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	508
10 Years	rr_ExpenseExampleYear10	1,137
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	508
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,137
Nuveen Mid Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

9.	The section “Fund Summaries—Nuveen Mid Cap Growth Opportunities Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I
Management Fees[3]	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses[3]	0.18%	0.18%	0.18%	0.05%	0.18%
Total Annual Fund Operating Expenses	1.19%	1.94%	1.44%	0.81%	0.94%
Fee Waivers and/or Expense Reimbursements[4]	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.91%	1.41%	0.78%	0.91%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Other Expenses have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

10.	The section “Fund Summaries—Nuveen Mid Cap Growth Opportunities Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	R3	R6	I	A	C	R3	R6	I
1 Year	$686	$194	$144	$80	$93	$686	$194	$144	$80	$93
3 Years	$926	$604	$451	$254	$294	$926	$604	$451	$254	$294
5 Years	$1,187	$1,042	$782	$445	$515	$1,187	$1,042	$782	$445	$515
10 Years	$1,931	$2,260	$1,720	$997	$1,150	$1,931	$2,260	$1,720	$997	$1,150

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Other Expenses have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Mid Cap Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 686
3 Years	rr_ExpenseExampleYear03	926
5 Years	rr_ExpenseExampleYear05	1,187
10 Years	rr_ExpenseExampleYear10	1,931
1 Year	rr_ExpenseExampleNoRedemptionYear01	686
3 Years	rr_ExpenseExampleNoRedemptionYear03	926
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,187
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,931
Nuveen Mid Cap Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.91%
1 Year	rr_ExpenseExampleYear01	$ 194
3 Years	rr_ExpenseExampleYear03	604
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	2,260
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	604
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,260
Nuveen Mid Cap Growth Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	$ 144
3 Years	rr_ExpenseExampleYear03	451
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,720
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	451
5 Years	rr_ExpenseExampleNoRedemptionYear05	782
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,720
Nuveen Mid Cap Growth Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	254
5 Years	rr_ExpenseExampleYear05	445
10 Years	rr_ExpenseExampleYear10	997
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	254
5 Years	rr_ExpenseExampleNoRedemptionYear05	445
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 997
Nuveen Mid Cap Growth Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	294
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,150
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	294
5 Years	rr_ExpenseExampleNoRedemptionYear05	515
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,150
Nuveen Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN MID CAP INDEX FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

11.	The section “Fund Summaries—Nuveen Mid Cap Index Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	0.79%	1.54%	1.04%	0.54%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.64%	1.39%	0.89%	0.39%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.41% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

12.	The section “Fund Summaries—Nuveen Mid Cap Index Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$65	$142	$91	$40	$65	$142	$91	$40
3 Years	$227	$462	$306	$147	$227	$462	$306	$147
5 Years	$414	$815	$549	$276	$414	$815	$549	$276
10 Years	$954	$1,813	$1,248	$653	$954	$1,813	$1,248	$653

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Mid Cap Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11],[16]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	414
10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	227
5 Years	rr_ExpenseExampleNoRedemptionYear05	414
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Nuveen Mid Cap Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11],[16]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	$ 142
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	815
10 Years	rr_ExpenseExampleYear10	1,813
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	462
5 Years	rr_ExpenseExampleNoRedemptionYear05	815
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,813
Nuveen Mid Cap Index Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11],[16]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	549
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	549
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
Nuveen Mid Cap Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11],[16]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	147
5 Years	rr_ExpenseExampleYear05	276
10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_ExpenseExampleNoRedemptionYear01	40
3 Years	rr_ExpenseExampleNoRedemptionYear03	147
5 Years	rr_ExpenseExampleNoRedemptionYear05	276
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 653
Nuveen Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

13.	The section “Fund Summaries—Nuveen Mid Cap Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.30%	2.05%	1.55%	1.05%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.17%	1.92%	1.42%	0.92%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

14.	The section “Fund Summaries—Nuveen Mid Cap Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$687	$195	$145	$94	$687	$195	$145	$94
3 Years	$943	$621	$468	$312	$943	$621	$468	$312
5 Years	$1,227	$1,083	$824	$558	$1,227	$1,083	$824	$558
10 Years	$2,034	$2,362	$1,827	$1,263	$2,034	$2,362	$1,827	$1,263

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[13],[17]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	$ 687
3 Years	rr_ExpenseExampleYear03	943
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,034
1 Year	rr_ExpenseExampleNoRedemptionYear01	687
3 Years	rr_ExpenseExampleNoRedemptionYear03	943
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,227
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,034
Nuveen Mid Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[13],[17]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.92%
1 Year	rr_ExpenseExampleYear01	$ 195
3 Years	rr_ExpenseExampleYear03	621
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	2,362
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	621
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,362
Nuveen Mid Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[13],[17]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	$ 145
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	824
10 Years	rr_ExpenseExampleYear10	1,827
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	468
5 Years	rr_ExpenseExampleNoRedemptionYear05	824
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,827
Nuveen Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[13]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[13],[17]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,263
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	558
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,263
Nuveen Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN SMALL CAP INDEX FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

15.	The section “Fund Summaries—Nuveen Small Cap Index Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.42%	0.42%	0.42%	0.41%
Total Annual Fund Operating Expenses	1.00%	1.75%	1.25%	0.74%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.23)%	(0.23)%	(0.23)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%	1.52%	1.02%	0.52%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.54% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

16.	The section “Fund Summaries—Nuveen Small Cap Index Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$79	$155	$104	$53	$79	$155	$104	$53
3 Years	$280	$513	$358	$199	$280	$513	$358	$199
5 Years	$514	$912	$649	$375	$514	$912	$649	$375
10 Years	$1,189	$2,030	$1,477	$883	$1,189	$2,030	$1,477	$883

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Small Cap Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[18]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	1,189
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	280
5 Years	rr_ExpenseExampleNoRedemptionYear05	514
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,189
Nuveen Small Cap Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[18]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	$ 155
3 Years	rr_ExpenseExampleYear03	513
5 Years	rr_ExpenseExampleYear05	912
10 Years	rr_ExpenseExampleYear10	2,030
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	513
5 Years	rr_ExpenseExampleNoRedemptionYear05	912
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,030
Nuveen Small Cap Index Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[11],[18]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,477
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	358
5 Years	rr_ExpenseExampleNoRedemptionYear05	649
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,477
Nuveen Small Cap Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11],[18]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	375
10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	375
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 883
Nuveen Small Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi1_SupplementTextBlock

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

17.	The section “Fund Summaries—Nuveen Small Cap Select Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees[3]	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.27%	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.46%	2.21%	1.71%	1.21%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management Fees and Other Expenses have been restated to reflect current contractual fees.

18.	The section “Fund Summaries—Nuveen Small Cap Select Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$715	$224	$174	$123	$715	$224	$174	$123
3 Years	$1,010	$691	$539	$384	$1,010	$691	$539	$384
5 Years	$1,327	$1,185	$928	$665	$1,327	$1,185	$928	$665
10 Years	$2,221	$2,544	$2,019	$1,466	$2,221	$2,544	$2,019	$1,466

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Other Expenses have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Small Cap Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	$ 715
3 Years	rr_ExpenseExampleYear03	1,010
5 Years	rr_ExpenseExampleYear05	1,327
10 Years	rr_ExpenseExampleYear10	2,221
1 Year	rr_ExpenseExampleNoRedemptionYear01	715
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,010
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,327
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,221
Nuveen Small Cap Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
1 Year	rr_ExpenseExampleYear01	$ 224
3 Years	rr_ExpenseExampleYear03	691
5 Years	rr_ExpenseExampleYear05	1,185
10 Years	rr_ExpenseExampleYear10	2,544
1 Year	rr_ExpenseExampleNoRedemptionYear01	224
3 Years	rr_ExpenseExampleNoRedemptionYear03	691
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,544
Nuveen Small Cap Select Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	$ 174
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,019
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,019
Nuveen Small Cap Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.84%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
1 Year	rr_ExpenseExampleNoRedemptionYear01	123
3 Years	rr_ExpenseExampleNoRedemptionYear03	384
5 Years	rr_ExpenseExampleNoRedemptionYear05	665
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,466

[1]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.53% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
[2]	Class R6 represents annualized actual expenses for the period January 20, 2015 (commencement of operations) through June 30, 2015.
[3]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.52% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
[4]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[5]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
[6]	Management Fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[7]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.54% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
[8]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.47% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
[9]	The Fund's investment adviser has agreed to waive fees and/or reimburse other Fund expenses through October 31, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.59% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
[10]	Management Fees and Other Expenses have been restated to reflect current contractual fees.
[11]	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[12]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.34% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
[13]	Management Fees, Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[14]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.89% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
[15]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
[16]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.41% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
[17]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
[18]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.54% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.